Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Income Taxes Continuing Operations [Abstract]
Provision for Income Taxes

The provision for income taxes is:

For the years ended December 31,	2020	2019	2018
Current Tax
Canada	(14)	14	(128)
United States	1	3	2
Total Current Tax Expense (Recovery)	(13)	17	(126)
Deferred Tax Expense (Recovery)	(838)	(814)	(884)
Tax Expense (Recovery) From Continuing Operations	(851)	(797)	(1,010)

Disclosure of Reconciliation of Accounting Profit from Continuing Operations Multiplied by Applicable Tax Rates Explanatory

The following table reconciles income taxes calculated at the Canadian statutory rate with the recorded income taxes:

For the years ended December 31,	2020	2019	2018
Earnings (Loss) From Continuing Operations Before Income Tax	(3,230)	1,397	(3,926)
Canadian Statutory Rate	24.0%	26.5%	27.0%
Expected Income Tax Expense (Recovery) From Continuing Operations	(775)	370	(1,060)
Effect on Taxes Resulting From:
Statutory and Other Rate Differences	19	(52)	(57)
Non-Taxable Capital (Gains) Losses	(42)	(38)	89
Non-Recognition of Capital (Gains) Losses	(42)	(39)	87
Adjustments Arising From Prior Year Tax Filings	(8)	4	3
Recognition of U.S. Tax Basis	-	(387)	(78)
Alberta Corporate Rate Reduction	(7)	(671)	-
Other	4	16	6
Total Tax Expense (Recovery) From Continuing Operations	(851)	(797)	(1,010)
Effective Tax Rate	26.3%	(57.1)%	25.7%

The analysis of deferred income tax liabilities and deferred income tax assets is as follows:

For the years ended December 31,	2020	2019
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities to be Settled Within Twelve Months	-	3
Deferred Income Tax Liabilities to be Settled After More Than Twelve Months	4,146	4,540
	4,146	4,543
Deferred Income Tax Assets
Deferred Income Tax Assets to be Recovered Within Twelve Months	(88)	(113)
Deferred Income Tax Assets to be Recovered After More Than Twelve Months	(860)	(398)
	(948)	(511)
Net Deferred Income Tax Liability	3,198	4,032

Deferred Income Tax Liabilities and Deferred Income Tax Assets

The analysis of deferred income tax liabilities and deferred income tax assets is as follows:

For the years ended December 31,	2020	2019
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities to be Settled Within Twelve Months	-	3
Deferred Income Tax Liabilities to be Settled After More Than Twelve Months	4,146	4,540
	4,146	4,543
Deferred Income Tax Assets
Deferred Income Tax Assets to be Recovered Within Twelve Months	(88)	(113)
Deferred Income Tax Assets to be Recovered After More Than Twelve Months	(860)	(398)
	(948)	(511)
Net Deferred Income Tax Liability	3,198	4,032

Schedule of Movement in Deferred Income Tax Liabilities and Assets

The movement in deferred income tax liabilities and assets, without taking into consideration the offsetting of balances within the same tax jurisdiction, is:

Deferred Income Tax Liabilities	PP&E	Risk Management	Other	Total
As at December 31, 2018	5,450	44	51	5,545
Charged (Credited) to Earnings	(927)	(43)	(7)	(977)
Charged (Credited) to OCI	(25)	-	-	(25)
As at December 31, 2019	4,498	1	44	4,543
Charged (Credited) to Earnings	(367)	(1)	(22)	(390)
Charged (Credited) to OCI	(7)	-	-	(7)
As at December 31, 2020	4,124	-	22	4,146

Deferred Income Tax Assets	Unused Tax Losses	Risk Management	Other	Total
As at December 31, 2018	(357)	(1)	(326)	(684)
Charged (Credited) to Earnings	129	-	34	163
Charged (Credited) to OCI	3	-	7	10
As at December 31, 2019	(225)	(1)	(285)	(511)
Charged (Credited) to Earnings	(448)	(12)	12	(448)
Charged (Credited) to OCI	14	-	(3)	11
As at December 31, 2020	(659)	(13)	(276)	(948)

Net Deferred Income Tax Liabilities	Total
Net Deferred Income Tax Liabilities as at December 31, 2018	4,861
Charged (Credited) to Earnings	(814)
Charged (Credited) to OCI	(15)
Net Deferred Income Tax Liabilities as at December 31, 2019	4,032
Charged (Credited) to Earnings	(838)
Charged (Credited) to OCI	4
Net Deferred Income Tax Liabilities as at December 31, 2020	3,198

Schedule of Amounts of Tax Pools Available, Including Tax Losses	The approximate amounts of tax pools available, including tax losses, are:
As at December 31,	2020	2019
Canada	6,540	6,113
United States	3,117	2,648
	9,657	8,761